Property and equipment (Tables)	12 Months Ended
Oct. 31, 2023
Property and equipment
Schedule of property, plant, equipment and depreciation

	Office equipment	Production	Leasehold
	and computers	equipment	improvements	Vehicles	Buildings	Total
Cost	$	$	$	$	$	$
Opening balance, November 1, 2021	3,100	-	27,224	16	2,800	33,140
Additions	541	34	7,163	21	-	7,759
Additions from business combinations	854	2,692	3,960	-	-	7,506
Foreign currency translation	19	189	4	-	-	212
Balance, October 31, 2022	4,514	2,915	38,351	37	2,800	48,617

Additions(i)	1,068	-	4,718	-	-	5,786
Additions from business combinations (Note 5)	-	-	111	-	-	111
Transfers			(775)	-	775	-
Impairment loss (ii)	-	-	(126)	-	-	(126)
Foreign currency translation	157	944	54	1	-	1,156
Balance, October 31, 2023	5,739	3,859	42,333	38	3,575	55,544

Accumulated depreciation
Opening balance, November 1, 2021	1,206	-	7,113	9	56	8,384
Depreciation	925	486	7,117	5	217	8,750
Balance, October 31, 2022	2,131	486	14,230	14	273	17,134

Depreciation	992	539	8,820	1	217	10,569
Foreign currency translation	44	604	51	-	-	699
Balance, October 31, 2023	3,167	1,629	23,101	15	490	28,402

Balance, October 31, 2022	2,383	2,429	24,121	23	2,527	31,483
Balance, October 31, 2023	2,572	2,230	19,232	23	3,085	27,142

(i)	During the year ended October 31, 2023, the Company had a balance of $711 (2022 - $178) in assets under construction, largely related to cannabis retail locations not yet in operations.
(ii)	The Company determined several leasehold improvements that were impaired because of closure of stores or expiration of lease term which result in an impairment $126.